Taxes Payables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Schedule of Taxes Payables

Taxes payable consisted of the following at September 30, 2017 and December 31, 2016:

	2017	2016
Income	$36,890	$35,295
Value-added	1,129,223	1,075,161
City construction	49,445	47,137
Education	35,329	33,680
Other	1,857	1,777
Taxes payable	$1,252,744	$1,193,050

Taxes payable consisted of the following at December 31, 2016 and 2015:

	2016	2015
Income	$35,295	$90,021
Value-added	1,075,161	465,193
City construction	47,137	27,271
Education	33,680	19,479
Other	1,777	1,567
Taxes payable	$1,193,050	$603,531